Other Comprehensive Income (Loss) (Tables 1)	12 Months Ended
Dec. 31, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Changes in Accumulated Other comprehensive income (loss)
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from AOCI	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income before reclassifications	(1,571)	21,743	(112,395)	(92,223)	(2,044)	(94,267)
Amounts reclassified from AOCI	18,056	15,693	-	33,749	-	33,749
Net current-period other comprehensive income	16,485	37,436	(112,395)	(58,474)	(2,044)	(60,518)
Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income before reclassifications	(2,156)	(150,832)	(415,703)	(568,691)	(6,086)	(574,777)
Amounts reclassified from AOCI	20,735	10,800	-	31,535	-	31,535
Net current-period other comprehensive income	18,579	(140,032)	(415,703)	(537,156)	(6,086)	(543,242)
Balance at December 31, 2014	$(103,277)	$(282,019)	$(702,447)	$(1,087,743)	$(5,261)	$(1,093,004)

Reclassifications out of Accumulated Other comprehensive income
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	2014	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$26,571	$28,111	$23,779	Interest income/expense
Foreign exchange contracts	2,549	(3,251)	(5,414)	Costs of Revenue
Foreign exchange contracts	-	589	582	Interest income/expense
	29,120	25,449	18,947	Total before tax
	(8,385)	(7,393)	(4,968)	Tax expense or benefit
	$20,735	$18,056	$13,979	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Actuarial (gain) loss	$17,147	$25,418	$18,334	(1)
	17,147	25,418	18,334	Total before tax
	(6,347)	(9,725)	(7,189)	Tax expense or benefit
	$10,800	$15,693	$11,145	Net of tax
Total reclassifications for the period	$31,535	$33,749	$25,124	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 12 for additional details).